Exhibit 99.1

World Omni Auto Receivables Trust 2023-A
Monthly Servicer Certificate
March 31, 2023

Dates Covered
Collections Period	03/01/23 - 03/31/23
Interest Accrual Period	03/15/23 - 04/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	04/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/23	946,277,272.13	44,151
Yield Supplement Overcollateralization Amount 02/28/23	100,079,560.44	0
Receivables Balance 02/28/23	1,046,356,832.57	44,151
Principal Payments	40,068,409.42	978
Defaulted Receivables	74,088.06	2
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/23	95,023,071.35	0
Pool Balance at 03/31/23	911,191,263.74	43,171

Pool Statistics	$ Amount	# of Accounts
Pool Factor	90.10%
Prepayment ABS Speed	2.00%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	4,327,369.25	184
Past Due 61-90 days	751,955.50	31
Past Due 91-120 days	122,282.63	5
Past Due 121+ days	0.00	0
Total	5,201,607.38	220

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.52%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.09%
Delinquency Trigger Occurred	NO

Recoveries	8,220.83
Aggregate Net Losses/(Gains) - March 2023	65,867.23
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.08%
Prior Net Losses/(Gains) Ratio	0.01%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	8,200,721.37
Actual Overcollateralization	8,200,721.37
Weighted Average Contract Rate	5.62%
Weighted Average Contract Rate, Yield Adjusted	10.29%
Weighted Average Remaining Term	58.31

Flow of Funds	$ Amount
Collections	44,948,008.44
Investment Earnings on Cash Accounts	29,004.19
Servicing Fee	(871,964.03)
Transfer to Collection Account	-
Available Funds	44,105,048.60

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,777,669.93
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	11,449,512.94
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,120,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,200,721.37
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	5,364,658.28

Total Distributions of Available Funds	44,105,048.60

Servicing Fee	871,964.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 03/15/23	937,760,776.68
Principal Paid	34,770,234.31
Note Balance @ 04/17/23	902,990,542.37

Class A-1
Note Balance @ 03/15/23	146,680,776.68
Principal Paid	34,770,234.31
Note Balance @ 04/17/23	111,910,542.37
Note Factor @ 04/17/23	51.6788466%

Class A-2a
Note Balance @ 03/15/23	258,240,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	258,240,000.00
Note Factor @ 04/17/23	100.0000000%

Class A-2b
Note Balance @ 03/15/23	110,000,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	110,000,000.00
Note Factor @ 04/17/23	100.0000000%

Class A-3
Note Balance @ 03/15/23	279,880,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	279,880,000.00
Note Factor @ 04/17/23	100.0000000%

Class A-4
Note Balance @ 03/15/23	97,610,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	97,610,000.00
Note Factor @ 04/17/23	100.0000000%

Class B
Note Balance @ 03/15/23	30,230,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	30,230,000.00
Note Factor @ 04/17/23	100.0000000%

Class C
Note Balance @ 03/15/23	15,120,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	15,120,000.00
Note Factor @ 04/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,970,156.01
Total Principal Paid	34,770,234.31
Total Paid	38,740,390.32

Class A-1
Coupon	4.86700%
Interest Paid	654,404.06
Principal Paid	34,770,234.31
Total Paid to A-1 Holders	35,424,638.37

Class A-2a
Coupon	5.18000%
Interest Paid	1,114,736.00
Principal Paid	0.00
Total Paid to A-2a Holders	1,114,736.00

Class A-2b
SOFR Rate	4.55804%
Coupon	4.98804%
Interest Paid	502,960.70
Principal Paid	0.00
Total Paid to A-2b Holders	502,960.70

Class A-3
Coupon	4.83000%
Interest Paid	1,126,517.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,126,517.00

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.9400931
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	34.5069463
Total Distribution Amount	38.4470394

A-1 Interest Distribution Amount	3.0219536
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	160.5644623
Total A-1 Distribution Amount	163.5864159

A-2a Interest Distribution Amount	4.3166667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.3166667

A-2b Interest Distribution Amount	4.5723700
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.5723700

A-3 Interest Distribution Amount	4.0250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0250000

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	329.29
Noteholders' Third Priority Principal Distributable Amount	434.86
Noteholders' Principal Distributable Amount	235.85

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/23	5,038,175.22
Investment Earnings	19,225.76
Investment Earnings Paid	(19,225.76)
Deposit/(Withdrawal)	-
Balance as of 04/17/23	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$593,698.01	653,979.47	N/A
Number of Extensions	44	44	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.06%	0.06%	N/A